OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lessor, operating lease, payment to be received	$ 900
Property, plant and equipment, gross	274,000	$ 195,400
Vessels leased to third parties, accumulated depreciation	173,400	144,900
Operating lease, ROU asset	$ 6,771	$ 7,386
Weighted average remaining lease term	4 years 4 months 24 days	5 years 7 months 6 days
Weighted average discount rate, percent	5.50%	5.50%